Tax Expense Benefit (Detail) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Income Taxes [Line Items]
Current Tax	$ 16,324,841	$ 9,455,994
Deferred Tax	(61,549)	(476,345)
Total	$ 16,263,292	$ 8,979,649	$ 7,779,408